Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Preferred Stock A [Member]	Preferred Stock B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Payable [Member]	Retained Earnings (Deficit) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2018			$ 1,800	$ 336		$ (7,520)		$ (5,384)
Balance, shares at Dec. 31, 2018			18,000,000
Effect of Reverse Merger April 12, 2019			$ 1,093	(15,885)			(3,894)	(18,686)
Effect of Reverse Merger April 12, 2019, shares			10,933,356
Imputed interest				8,995				8,995
Issuance of common shares under private placement			$ 10	9,990				10,000
Issuance of common shares under private placement, shares			100,000
Cancellation of common shares for long-term debt			$ (425)	(249,932)			(99,643)	(350,000)
Cancellation of common shares for long-term debt, shares			(4,250,000)
Issuance of common shares for discount on loan			$ 15	104,985				105,000
Issuance of common shares for discount on loan, shares			150,000
Issuance of common shares for licensing agreement			$ 25	24,975				25,000
Issuance of common shares for licensing agreement, shares			250,000
Issuance of common shares for note conversion and settlement					25,000			25,000
Issuance of common shares for note conversion and settlement, shares
Issuance of shares for services			$ 203	2,303,187				2,303,390
Issuance of shares for services, shares			2,025,000
Net (loss)						(3,212,248)		(3,212,248)
Balance at Dec. 31, 2019			$ 2,721	2,186,651	25,000	(3,219,768)	(103,537)	(1,108,933)
Balance, shares at Dec. 31, 2019			27,208,356
Imputed interest				3,345				3,345
Issuance of common shares under private placement			$ 13	71,487	(25,000)			46,500
Issuance of common shares under private placement, shares			131,250
Cancellation of treasury stock			$ (165)	(99,478)			99,643
Cancellation of treasury stock, shares			(1,650,000)
Issuance of common shares for note conversion and settlement			$ 1,892	2,632,227				2,634,119
Issuance of common shares for note conversion and settlement, shares			18,916,774
Issuance of shares for services			$ 238	1,300,575				1,300,813
Issuance of shares for services, shares			2,377,142
Reclassification of derivative liabilities due to note conversion				907,551				907,551
Issuance of Series B preferred shares for investment		$ 50		605,438				605,488
Issuance of Series B preferred shares for investment, shares		500,000
Issuance of shares for services - related parties			$ 600	1,559,400				1,560,000
Issuance of shares for services - related parties, shares	1		6,000,000
Issuance of common shares for Series B preferred shares conversion		$ (50)	$ 208	(158)
Issuance of common shares for Series B preferred shares conversion, shares		(500,000)	2,083,333
Net (loss)						(7,339,890)		(7,339,890)
Balance at Dec. 31, 2020			$ 5,507	$ 9,167,038		$ (10,559,658)	$ (3,894)	$ (1,391,007)
Balance, shares at Dec. 31, 2020	1		55,066,855